Stock Incentive Plans - Summary of Stock Option Activity and Weighted Average Exercise Prices (Detail) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Stocks Options [Member]
Stock Option Activity Under The Company's Incentive Plans [Line Items]
Outstanding, beginning balance	8,981	10,430
Granted	2,791	350
Exercised	(4,602)	(1,491)
Forfeited	(364)	(308)
Outstanding, end of period	6,806	8,981
Vested and expected to vest, end of period		8,981
Exercisable, end of period		6,965
Outstanding, beginning balance	$ 4.00	$ 4.50
Granted	16.39	7.00
Exercised	2.90	2.67
Forfeited	6.10	4.20
Outstanding, end of period	$ 9.71	4.00
Vested and expected to vest, end of period		4.00
Exercisable, end of period		$ 3.48
Weighted average remaining contractual life (in years)		6 years
Weighted average remaining vest period		6 years
Exercisable, end of period		5 years 4 months 24 days
Restricted Stock [Member]
Stock Option Activity Under The Company's Incentive Plans [Line Items]
Granted	2,960
Exercised	(1,954)
Forfeited	(3)
Outstanding, end of period	1,003
Outstanding, beginning balance	$ 0
Granted	22.04
Exercised/vested	22.00
Forfeited/canceled	22.00
Outstanding, ending balance	$ 22.13	$ 0
Restricted Stock Units (RSUs) [Member]
Stock Option Activity Under The Company's Incentive Plans [Line Items]
Granted	13
Outstanding, end of period	13
Outstanding, beginning balance	$ 0
Granted	27.85
Outstanding, ending balance	$ 27.85	$ 0